Note 1 - Basis of Presentation and General Information (Details Textual)		6 Months Ended
	May 30, 2018 shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas				7
Working Capital Deficit		$ 11,700,000
Net Income (Loss) Attributable to Parent, Total		21,112,528	$ 3,082,679
Net Cash Provided by (Used in) Operating Activities, Total		21,275,341	$ 9,963,293
Cash		5,200,000
Restricted Cash and Cash Equivalents, Total		3,300,000
Loan Due in April 2023 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 11,300,000
The Pittas Family [Member] | Preferred Friends Investment Company, Inc [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		43.30%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	2,254,830	65,130	103,818
Net Income (Loss) Attributable to Parent, Total		$ 0	$ 0